Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,277,790	$ 1,280,490
Accumulated Amortization	(777,245)	(711,715)
Net Carrying Amount	500,545	568,775
Backlog and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760
Accumulated Amortization	(615,285)	(575,045)
Net Carrying Amount	128,475	168,715
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030
Accumulated Amortization	(161,960)	(133,970)
Net Carrying Amount	372,070	400,060
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,700
Accumulated Amortization		$ (2,700)